TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2013	2012
Deferred tax assets:

Net operating loss carry forward	$3,101,245	$854,678
Temporary differences	942,095	247,722

Deferred tax assets before valuation allowance	4,043,340	1,102,400
Valuation allowance	(4,043,340)	(1,102,400)

Net deferred tax asset	$-	$-

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Loss before taxes on income consists of the following:

			Period from
			August 11,
			2011
			(inception
	Year ended	Year ended	date) to
	December 31,	December 31,	December 31,
	2013	2012	2013

Domestic	$4,340,178	$2,987,718	$7,587,853
Foreign	9,591,600	2,698,855	12,415,847

	$13,931,778	$5,686,573	$20,003,700